1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

June 5, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	KKR Income Opportunities Fund (f/k/a KKR Alternative Income Opportunities Fund)
(File Nos. 811-22543 and 333-173274)

Ladies and Gentlemen:

Enclosed for filing on behalf of KKR Income Opportunities Fund (“Fund”), a recently organized closed-end management investment company, is Pre-Effective Amendment No. 2 to the Fund’s registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 (the “1940 Act”) on Form N-2 (the “Registration Statement”).  This filing is being made for the purposes of (i) responding to comments of the staff of the Securities and Exchange Commission to the Fund’s Pre-Effective Amendment No. 1 to the Registration Statement; and (ii) making certain other non-material changes to the Prospectus and Statement of Additional Information for the Fund.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3526 or Kenneth E. Young, Esq. at 215.994.2988.

Sincerely,

/s/ Allison M. Fumai
Allison M. Fumai